COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments for Non-Cancelable Operating Leases) (Details) $ in Millions	Dec. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
Year 2016	$ 3.2
Year 2017	1.0
Year 2018	0.7
Total	$ 4.9